CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	10 Months Ended	12 Months Ended	22 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net (loss) income	$ 1,403,487	$ (4,452,960)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(2,338,057)	(909,361)
Changes in operating assets and liabilities:
Prepaid expenses	(102,712)	30,179
Prepaid income taxes	(41,921)	(143,355)
Accounts payable and accrued expenses	366,561	4,404,291
Net cash used in operating activities	(712,642)	(1,071,206)
Cash Flows from Investing Activities:
Investment of cash in Trust Account	(250,000,000)	0
Cash withdrawn from Trust Account to pay franchise and income taxes	472,116	482,347	$ 954,463
Net cash provided by (used in) investing activities	(249,527,884)	482,347
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000	0
Proceeds from sale of Units, net of underwriting discounts paid	245,445,500	0
Proceeds from sale of Private Placement Warrants	6,954,500	0
Proceeds from promissory notes - related party	175,000	0
Repayment of promissory notes - related party	(175,000)	0
Payment of offering costs	(578,213)	0
Net cash provided by financing activities	251,846,787	0
Net Change in Cash	1,606,261	(588,859)
Cash - Beginning	0	1,606,261	0
Cash - Ending	1,606,261	1,017,402	$ 1,017,402
Supplemental cash flow information:
Cash paid for income taxes	415,000	146,000
Non-cash investing and financing activities:
Initial classification of Class A common stock subject to redemption	238,875,410	0
Change in value of Class A common stock subject to possible redemption	1,404,483	(4,452,959)
Deferred underwriting fee payable	$ 7,970,375	$ 0